Note 1 - Segment Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Profit (loss) before tax	$ (619,267)	$ 933,710	$ 1,103,107
Contract liabilities	$ 48,700	$ 82,700	$ 62,700
Tenaris [member] | Government customers [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	24.00%	21.00%	15.00%
UNITED STATES
Disclosure of operating segments [line items]
Percentage of entity's revenue	26.00%
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 16,900	$ 36,200	$ 52,400